Organization and Business Description (Details) - Schedule of Cash Flow - VIP [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Organization and Business Description (Details) - Schedule of Cash Flow [Line Items]
Net cash provided by (used in) operating activities	$ 36,158	$ (1,719,971)
Net cash used in investing activities		(1,277,894)
Net cash provided by financing activities